BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Various accounting policies (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Critical accounting policies and estimates
Liabilities requiring classification as relating to insurance or investment contracts		£ 435,629	£ 409,714	£ 340,584
Profit (loss) before tax, attributable to shareholders		3,296	2,275	3,148
Profit (loss) before tax	[1],[2]	3,970	3,212	3,321
Total segmental operating profit		4,699	4,256	3,969
Operating segments
Critical accounting policies and estimates
Profit (loss) before tax, attributable to shareholders		4,154	3,168	3,877
Profit (loss) before tax		4,828	4,105	4,050
Total segmental operating profit		5,577	4,945	4,625
Jackson (US insurance operations)
Critical accounting policies and estimates
Liabilities requiring classification as relating to insurance or investment contracts		180,724	£ 177,626	£ 138,913
Income statement investment return		£ 18,533

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.